Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-14406
Entity Registrant Name	PERUSAHAAN PERSEROAN PERSERO PT TELEKOMUNIKASI INDONESIA TBK
Entity Incorporation, State or Country Code	ID
Entity Address, Address Line One	Jl. Japati No. 1
Entity Address, City or Town	Bandung
Entity Address, Postal Zip Code	40133
Entity Address, Country	ID
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	Purwantono, Sungkoro & Surja
Auditor Firm ID	1381
Auditor Location	Jakarta, Indonesia
Entity Central Index Key	0001001807
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
First Business Contact
Document Information [Line Items]
City Area Code	22
Local Phone Number	452-7101
Second Business Contact
Document Information [Line Items]
Contact Personnel Name	Investor Relations Unit
Entity Address, Address Line One	Telkom Landmark Tower
Entity Address, Address Line Two	Jl. Jend. Gatot Subroto No. 52
Entity Address, Address Line Three	39th Floor
Entity Address, City or Town	Jakarta
Entity Address, Postal Zip Code	12710
Entity Address, Country	ID
City Area Code	21
Local Phone Number	521-5109
Series A Dwiwarna Share
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1
Series B shares
Document Information [Line Items]
Title of 12(b) Security	Series B Shares, par value 50 Rupiah per share
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	99,062,216,599
ADR
Document Information [Line Items]
Title of 12(b) Security	American Depositary Share representing 100 Series B Shares
Trading Symbol	TLK
Security Exchange Name	NYSE